Consolidated Statement of Changes in Stockholder's Equity - USD ($)	Common Stock [Member]	Preferred Stock [Member]	Additional Paid-in Capital [Member]	AOCI Attributable to Parent [Member]	Merger Reserve [Member]	Retained Earnings [Member]	Noncontrolling Interest [Member]	Total
Beginning balance, value at Dec. 31, 2020	$ 100			$ (107)	$ (1,726)	$ (9,002)		$ (10,735)
Beginning balance, shares at Dec. 31, 2020	100
Issued share	$ 22,900		315,213					338,113
Issued share, shares	229,000,001
Net loss						(333,871)	3,188	(330,683)
Foreign currency translation adjustments				(7,845)			(227)	(8,072)
Merger acquisition adjustment	$ (100)							(100)
Merger acquisition adjustment, shares	(100)
Other Reserve							(4,787)	(4,787)
Ending balance, value at Dec. 31, 2021	$ 22,900		315,213	(7,952)	(1,726)	(342,873)	(1,826)	(16,264)
Ending balance, shares at Dec. 31, 2021	229,000,001
Net loss						(1,136,815)	41,050	(1,095,765)
Foreign currency translation adjustments				(37,607)			(30)	(37,637)
Preference shares from ECF (AngkasaX Innovation Sdn Bhd) Note 13		$ 973,092						973,092
Preference shares from ECF (AngkasaX Innovation Sdn Bhd) Note 13, shares		2,124,058
Ending balance, value at Dec. 31, 2022	$ 22,900	$ 973,092	$ 315,213	$ (45,559)	$ (1,726)	$ (1,479,688)	$ 39,194	$ (176,574)
Ending balance, shares at Dec. 31, 2022	229,000,001	2,124,058